RECEIVABLES - DOLLAR THRIFTY (Tables) (Dollar Thrifty Automotive Group Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
RECEIVABLES
Schedule of receivables

Receivables consist of the following (in thousands):

	September 30, 2012	December 31, 2011
Trade accounts receivable and other	$85,476	$74,403
Vehicle manufacturer receivables	41,078	21,510
Car sales receivable	3,826	2,287

	130,380	98,200
Less: Allowance for doubtful accounts	(2,163)	(2,840)

	$128,217	$95,360

	December 31,
	2011	2010
	(In Thousands)
Trade accounts receivable and other	$74,403	$68,528
Vehicle manufacturer receivables	21,510	4,543
Car sales receivable	2,287	1,100

	98,200	74,171
Less: Allowance for doubtful accounts	(2,840)	(4,715)

	$95,360	$69,456